COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]	As of September 30, 2017 and 2018, capital commitments for the purchase of long-term assets are as follows:
	September 30,
	2017	2018
	RMB	RMB

Equipment	2,702	-

	2,702	-

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2018, the Company was obligated under operating leases requiring minimum rental as follows:

Year ending September 30,	RMB

2019	905
2020	548
2021	516
2022	500
2023	422
Thereafter	3,793
6,684